Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

	2019	2018
	RMB million	RMB million
Consumable spare parts and maintenance materials	1,683	1,688
Other supplies	264	232

	1,947	1,920
Less: provision	(54)	(221)

	1,893	1,699

Impairment of Inventory	Provision for inventories is shown as below:

	2019	2018
	RMB million	RMB million
At January 1	221	226
Provision for inventories	20	12
Provision written off upon disposal	(187)	(17)

At December 31	54	221